NATIXIS FUNDS

Supplement dated September 15, 2011 to the Natixis Statement of Additional Information

(the “SAI”) dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund Loomis Sayles Global Equity and Income	Loomis Sayles Investment Grade Bond Fund
Fund	Loomis Sayles Limited Term
Loomis Sayles Growth Fund	Government and Agency Fund
Loomis Sayles High Income Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles International Bond Fund	Loomis Sayles Value Fund

Effective immediately, the last sentence in the fourth paragraph under the sub-section “Systematic Withdrawal Plans (All Classes)” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) based upon the NAV determined as of the close of regular trading on the NYSE on the ex dividend date.

Effective immediately, the second sentence under the sub-section “Dividend Diversification Program” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Shares will be purchased based upon the selected Fund’s NAV (without a sales charge or CDSC) determined as of the close of regular trading on the NYSE on the ex dividend date.

Effective immediately, the first sentence in the second paragraph under the section “Distributions” in the SAI is amended and restated as follows:

Ordinary income dividends and capital gain distributions are reinvested based upon the NAV determined as of the close of the NYSE on the ex dividend date for each dividend or distribution.

***

Supplement dated September 15, 2011 to the Loomis Sayles Statement of Additional

Information (the “SAI”) dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Fixed Income Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Investment Grade Fixed Income Fund

Effective immediately, the last sentence of the second paragraph under the sub-section “Systematic Withdrawal Plan” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Income dividends and capital gain distributions will be reinvested based upon the NAV determined as of the close of regular trading on the NYSE on the ex dividend date for the dividend or distribution.

Effective immediately, the first sentence in the second paragraph under the section “Distributions” in the SAI is amended and restated as follows:

Investment income dividends and capital gain distributions are reinvested based upon the NAV determined as of the close of regular trading on the NYSE on the ex dividend date for each dividend or distribution.

***

Supplement dated September 15, 2011 to the Loomis Sayles Statement of Additional

Information (the “SAI”) dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles High Income Opportunities Fund

Loomis Sayles Securitized Asset Fund

Effective immediately, the first sentence in the second paragraph under the section “Distributions” in the SAI is amended and restated as follows:

Investment income dividends and capital gain distributions are reinvested based upon the NAV determined as of the close of regular trading on the NYSE on the ex dividend date for each dividend or distribution.

***

Supplement dated September 15, 2011 to the Loomis Sayles Statement of Additional

Information (the “SAI”) dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration
Loomis Sayles Global Bond Fund	Bond Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Value Fund Loomis Sayles Small Cap Growth Fund

Effective immediately, the last sentence of the second paragraph under the sub-section “Systematic Withdrawal Plan” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Income dividends and capital gain distributions will be reinvested based upon the NAV determined as of the close of regular trading on the NYSE on the ex dividend date for the dividend or distribution.

Effective immediately, the first sentence in the second paragraph under the section “Distributions” in the SAI is amended and restated as follows:

Ordinary income dividends and capital gain distributions are reinvested based upon the NAV determined as of the close of the NYSE on the ex dividend date for each dividend or distribution.

***

Supplement dated September 15, 2011 to the Natixis Statement of Additional Information

(the “SAI”) dated May 1, 2011, as may be revised or supplemented from time to time, for the following funds:

ASG Diversifying Strategies Fund	Loomis Sayles Absolute Strategies Fund
ASG Global Alternatives Fund	Loomis Sayles Multi-Asset Real Return Fund
ASG Managed Futures Strategy Fund	Gateway Fund

Effective immediately, the fourth paragraph under the sub-section “Systematic Withdrawal Plan (All Classes)” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) based upon the NAV determined as of the close of regular trading on the NYSE on the ex dividend date.

Effective immediately, the second sentence under the sub-section “Dividend Diversification Program” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Shares will be purchased based upon the selected Fund’s NAV (without a sales charge or CDSC) determined as of the close of regular trading on the NYSE on the ex dividend date.

Effective immediately, the first sentence in the second paragraph under the section “Distributions” in the SAI is amended and restated as follows:

Ordinary income dividends and capital gain distributions are reinvested based upon the NAV determined as of the close of the NYSE on the ex dividend date for each dividend or distribution.

***

Supplement dated September 15, 2011 to the Natixis Statement of Additional Information

(the “SAI”) dated May 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Absolute Asia Dynamic Equity Fund	Natixis Oakmark Global Fund
AEW Real Estate Fund	Natixis Oakmark International Fund
CGM Advisor Targeted Equity Fund	Vaughan Nelson Small Cap Value Fund
Hansberger International Fund	Vaughan Nelson Value Opportunity Fund
Harris Associates Large Cap Value Fund	Westpeak ActiveBeta® Equity Fund
Natixis Diversified Income Fund

Effective immediately, the fourth paragraph under the sub-section “Systematic Withdrawal Plans (Class A, Class B and Class C Shares)” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) based upon the NAV determined as of the close of regular trading on the NYSE on the ex dividend date.

Effective immediately, the second sentence under the sub-section “Dividend Diversification Program” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Shares will be purchased based upon the selected Fund’s NAV (without a sales charge or CDSC) determined as of the close of regular trading on the NYSE on the ex dividend date.

Effective immediately, the first sentence in the second paragraph under the section “Distributions” in the SAI is amended and restated as follows:

Ordinary income dividends and capital gain distributions are reinvested based upon the NAV determined as of the close of the NYSE on the ex dividend date for each dividend or distribution.